SCHEDULE OF COMPREHENSIVE LIST OF REVISED ADJUSTMENTS (Details) - CAD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible Assets	$ 27,861,936		$ 33,463,103	[1]	$ 46,161,855	[1]
Property and Equipment	5,124		9,525	[1]	295,115	[1]
Total Assets	33,997,632		36,801,368		49,903,208
Purchase of property and equipment		$ (2,311)	(7,703)	[2]	(123,172)	[2]	$ (170,548)	[2]
Investment in intangible assets		(425,875)	(366,325)	[2]	(1,886,717)	[2]	(672,533)	[2]
Net cash used in investing activities		(428,186)	(374,028)		(2,008,389)		(843,081)
Purchase of property and equipment		2,311	7,703	[2]	123,172	[2]	170,548	[2]
Cash used in investing activities		$ (428,186)	$ (374,028)		(2,008,389)		(843,081)
Previously stated [member]
IfrsStatementLineItems [Line Items]
Intangible Assets					45,139,683
Property and Equipment					1,317,287
Total Assets					49,903,208
Purchase of property and equipment					(938,635)		(392,652)
Investment in intangible assets					(1,071,254)		(450,429)
Net cash used in investing activities					(2,008,389)		(843,081)
Purchase of property and equipment					938,635		392,652
Cash used in investing activities					(2,008,389)		(843,081)
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Intangible Assets					1,022,172
Property and Equipment					(1,022,172)
Total Assets
Purchase of property and equipment					815,463		(222,104)
Investment in intangible assets					(815,463)		(222,104)
Net cash used in investing activities
Purchase of property and equipment					(815,463)		222,104
Cash used in investing activities

[1]	Revised as of December 31, 2022 (Note 4)
[2]	Revised as of December 31, 2022 and 2021 (Note 4)